Additional disclosure items	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Additional disclosure items
Additional disclosure items
Fees to auditors

	2019	2018	2017
	(US$ millions)
Audit fees	6.8	6.7	4.7
Audit related fees	1.3	0.4	0.3
Tax fees	0.1	0.2	0.2
Other fees	0.6	0.6	0.7
Total	8.8	7.7	5.9
Capital and operational commitments
Millicom has a number of capital and operational commitments to suppliers and service providers in the normal course of its business. These commitments are mainly contracts for acquiring network and other equipment, and leases for towers and other operational equipment.
Capital commitments
At December 31, 2019, the Company and its subsidiaries had fixed commitments to purchase network equipment, land and buildings, other fixed assets and intangible assets of $122 million of which $102 million are due within one year (December 31, 2018: $88 million of which $71 million were due within one year). The Group’s share of commitments from the joint ventures is, respectively $52 million and $51 million. (December 31, 2018: $66 million of which $56 million were due within one year).
Lease commitments - until December 31, 2018
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement and involves an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets and whether or not the arrangement conveys a right to use the asset. The sale and leaseback of towers and related site operating leases and service contracts are accounted for in accordance with the underlying characteristics of the assets, and the terms and conditions of the lease agreements. On transfer to the tower companies, the portion of the towers leased back are accounted for as operating leases or finance leases according to the criteria set out above. The portion of towers being leased back represents the dedicated part of each tower on which Millicom’s equipment is located and was derived from the average technical capacity of the towers. Rights to use the land on which the towers are located are accounted for as operating leases, and costs of services for the towers are recorded as operating expenses.
From January 1, 2019, the Group has recognized right of use assets for these leases, except for short term or low value leases. See above in the "New and amended IFRS accounting standards", note C.4.and E.3. for further information.
Operating leases
Operating leases are all other leases that are not finance leases. Operating lease payments are recognized as expenses in the consolidated statement of income on a straight-line basis over the lease term.
Operating leases mainly comprise land in which cell towers are located (including those related to towers sold and leased back) and buildings. Total operating lease expense from continuing operations for the year ended 2018 was $152 million–see note B.2.
Annual operating lease commitments from continuing operations

2018 (i)
(US$ millions)
Within one year	127
Between one and five years	412
After five years	262
Total	801
(i) The Group’s share in joint ventures operating lease commitments in 2018 amount to $312 million and are excluded from the table above.
Finance leases
Finance leases, which transfer substantially all risks and benefits incidental to ownership of the leased item to the lessee, are capitalized at the inception of the lease at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are charged directly against income. Where a finance lease results from a sale and leaseback transaction, any excess of sales proceeds over the carrying amount of the assets is deferred and amortized over the lease term. Capitalized leased assets are depreciated over the shorter of the estimated useful lives of the assets, or the lease term if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term.
Finance leases mainly comprise lease of tower space in El Salvador, Paraguay, Tanzania and Colombia (see note C.3.4.), lease of poles in Colombia and tower sharing in other countries. Other financial leases mainly consist of lease agreements relating to vehicles and IT equipment.

Annual minimum finance lease commitments from continuing operations

2018 (i)
(US$ millions)
Within one year	99
Between one and five years	400
After five years	415
Total	914

(i)	The Group’s share in joint ventures finance lease commitments in 2018 amounted to $1 million and are excluded from the table above.
The corresponding finance lease liabilities at December 31, 2018, were $353 million. Interest expense on finance lease liabilities amounted to $91 million for the year 2018.
Contingent liabilities
Litigation and legal risks
The Company and its operations are contingently liable with respect to lawsuits, legal, regulatory, commercial and other legal risks that arise in the normal course of business. As of December 31, 2019, the total exposure for claims and litigation risks against Millicom and its subsidiaries is $204 million (December 31, 2018: $683 million). The decrease is mainly due to Colombia where some significant cases were closed or became time barred during the year. The Group's share of the comparable exposure for joint ventures is $4 million (December 31, 2018: $5 million).
As at December 31, 2019, $30 million has been provided by its subsidiaries for these risks in the consolidated statement of financial position (December 31, 2018: $22 million). The Group’s share of provisions made by the joint ventures was $3 million (December 31, 2018: $4 million). While it is not possible to ascertain the ultimate legal and financial liability with respect to these claims and risks, the ultimate outcome is not anticipated to have a material effect on the Group’s financial position and operations.
Ongoing investigation by the International Commission Against Impunity in Guatemala (CICIG)
Between 2017 and 2019, the CICIG and Guatemalan prosecutors have pursued investigations that have included the country’s telecommunications sector and Comcel, our Guatemalan joint venture. On September 3, 2019, the CICIG’s activities in Guatemala were discontinued, after the Guatemalan government did not renew the CICIG’s mandate, and it is unclear whether the investigations will continue. As at December 31, 2019, Management is not able to assess the potential impact on these consolidated financial statements of any remedial actions that may need to be taken as a result of the investigations, or penalties that may be imposed by law enforcement authorities. Accordingly, no provision has been recorded as of December 31, 2019.
Other
At December 31, 2019, Millicom has various other less significant claims which are not disclosed separately in these consolidated financial statements because they are either not material or the related risk is remote.
Tax related risks and uncertain tax position
The Group operates in developing countries where the tax systems, regulations and enforcement processes have varying stages of development creating uncertainty regarding the application of the tax law and interpretation of tax treatments. The Group is also subject to regular tax audits in the countries where it operates. When there is uncertainty over whether the taxation authority will accept a specific tax treatment under the local tax law, that tax treatment is therefore uncertain. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome. Therefore, judgment is required to determine provisions for taxes.
In assessing whether and how an uncertain tax treatment affects the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, the Group assumes that a taxation authority with the right to examine amounts reported to it will examine those amounts and have full knowledge of all relevant information when making those examinations.
The Group has a process in place, and applies significant judgment, in identifying uncertainties over income tax treatments. Management considers whether or not it is probable that a taxation authority will accept an uncertain tax treatment. On that basis, the identified risks are split into three categories (i) remote risks (risk of outflow of tax payments are up to 20%), (ii) possible risks (risk of outflow of tax payments assessed from 21% to 49%) and probable risks (risk of outflow is more than 50%). The process is repeated every quarter by the Group.
If the Group concludes that it is probable or certain that the taxation authority will accept the tax treatment, the risks are categorized either as possible or remote, and it determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. The risks considered as possible are not provisioned but disclosed as tax contingencies in the Group consolidated financial statements while remote risks are neither provisioned nor disclosed.
If the Group concludes that it is probable that the taxation authority will not accept the Group’s interpretation of the uncertain tax treatment, the risks are categorized as probable, and are presented to reflect the effect of uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates by generally using the most likely amount method – the single most likely amount in a range of possible outcomes.
If an uncertain tax treatment affects both deferred tax and current tax, the Group makes consistent estimates and judgments for both. For example, an uncertain tax treatment may affect both taxable profits used to determine the current tax and tax bases used to determine deferred tax.
If facts and circumstances change, the Group reassesses the judgments and estimates regarding the uncertain tax position taken.
At December 31, 2019, the tax risks exposure of the Group's subsidiaries is estimated at $300 million, for which provisions of $50 million have been recorded in tax liabilities; representing the probable amount of eventual claims and required payments related to those risks (2018: $226 million of which provisions of $44 million were recorded). The Groups' share of comparable tax exposure and provisions in its joint ventures amounts to $49 million (2018: $29 million) and $4 million (2018: $2 million), respectively.
Non-cash investing and financing activities
Non-cash investing and financing activities from continuing operations

	Note	2019	2018	2017
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment, including (finance) leases	E.2.2.	17	(65)	(174)
Asset retirement obligations	E.2.2.	19	15	(20)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	A.1.2.	—	30	—
Financing activities
(Finance) Leases	C.3.4.	1	(43)	192
Share based compensation	B.4.1.	27	21	22
Related party balances and transactions
The Group’s significant related parties are:

•
Kinnevik AB (Kinnevik) and subsidiaries, Millicom’s previous principal shareholder - until November 14, 2019, date on which Millicom SDRs were paid out to the shareholders of Kinnevik (see 'Introduction' note);

•
Helios Towers Africa Ltd (HTA), in which Millicom held a direct or indirect equity interest - until October 15, 2019, date on which Millicom lost significant influence on HTA and started accounting for its investments at fair value under IFRS 9 (see note A.3.1.and C.7.3.

•	EPM and subsidiaries (EPM), the non-controlling shareholder in our Colombian operations (see note A.1.4.);

•	Miffin Associates Corp and subsidiaries (Miffin), our joint venture partner in Guatemala.

•	Cable Onda partners and subsidiaries, the non-controlling shareholders in our Panama operations (see note A.1.2.).
Kinnevik
Until November 14, 2019, Kinnevik was Millicom's principal shareholder, owning approximately 37% of Millicom (December 31, 2018: 37%). Kinnevik is a Swedish holding company with interests in the telecommunications, media, publishing, paper and financial services industries. During 2019, 2018 and 2017, Kinnevik did not purchase any Millicom shares. There were no significant loans made by Millicom to or for the benefit of Kinnevik or Kinnevik controlled entities.
During 2019, 2018 and 2017, the Company purchased services from Kinnevik subsidiaries including fraud detection, procurement and professional services. Transactions and balances with Kinnevik Group companies are disclosed under 'Other' in the tables below.
Helios Towers
Millicom sold its tower assets and leased back a portion of space on the towers in several African countries and contracted for related operation and management services with HTA. The Group has future lease commitments in respect of the tower companies (see note E.4.). As mentioned above, Helios Towers ceased to be a related party to the Group from October 15, 2019.
Empresas Públicas de Medellín (EPM)
EPM is a state-owned, industrial and commercial enterprise, owned by the municipality of Medellin, and provides electricity, gas, water, sanitation, and telecommunications. EPM owns 50% of our operations in Colombia.
Miffin Associates Corp (Miffin)
The Group purchases and sells products and services from and to the Miffin Group. Transactions with Miffin represent recurring commercial operations such as purchase of handsets, and sale of airtime.
Cable Onda Partners
Our partners in Panama are the non-controlling shareholders of Cable Onda and own 20% of the company, and indirectly 20% of Telefonica Moviles Panama, S.A., which has been acquired by Cable Onda in August 2019. Additionally, they also hold interests in several entities which have purchasing and selling recurring commercial operations with Cable Onda (such as the sale of content costs, delivery of broadband services, etc.). Transactions and balances with Cable Onda Partners companies are disclosed under 'Other' in the tables below.

Expenses from transactions with related parties	2019	2018	2017
	(US$ millions)
Purchases of goods and services from Miffin	(209)	(173)	(181)
Purchases of goods and services from EPM	(42)	(40)	(36)
Lease of towers and related services from HTA(i)	(146)	(28)	(28)
Other expenses	(15)	(3)	(4)
Total	(412)	(244)	(250)

(i) HTA ceased to be a related party on October 15, 2019. See note C.7.3. for further details.

Income and gains from transactions with related parties	2019	2018	2017
	(US$ millions)
Sale of goods and services to Miffin	306	284	277
Sale of goods and services to EPM	13	17	18
Other revenue	3	2	1
Total	322	303	295

As at December 31, the Company had the following balances with related parties:

	Year ended December 31
	2019	2018
	(US$ millions)
Non-current and current liabilities
Payables to Guatemala joint venture(i)	361	315
Payables to Honduras joint venture(ii)	133	143
Payables to EPM	37	14
Other accounts payable	—	9
Sub-total	531	482
(Finance) Lease liabilities to HTA (iii)	—	99
Total	531	580

(i)	Shareholder loans bearing interest. Out of the amount above, $337 million are due over more than one year.

(ii)	Amount payable mainly consist of dividend advances for which dividends are expected to be declared later in 2020 and/or shareholder loans.

(iii)	HTA ceased to be a related party on October 15, 2019. See note C.7.3. for further details.
.

	Year ended December 31
	2019	2018
	(US$ millions)
Non-current and current assets
Receivables from EPM	3	5
Receivables from Guatemala and Honduras joint ventures	23	20
Advance payments to Helios Towers Tanzania(ii)	—	6
Receivables from Panama	—	—
Receivable from AirtelTigo Ghana (i)	43	41
Other accounts receivable	4	1
Total	73	73

(i)	Disclosed under Other non-current assets in the statement of financial position. See note A.2.2.
(ii) Helios Towers ceased to be to be a related party on October 15, 2019.